UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Emerging Markets Equity Fund
	Shares	Value ($)
Common Stocks 86.9%
Brazil 7.0%
All America Latina Logistica	167,400	1,208,937
B2W Companhia Global do Varejo	48,000	447,858
BRF-Brasil Foods SA	29,500	561,144
CCR SA	44,000	1,324,667
Centrais Eletricas Brasileiras SA	94,000	1,135,867
Cielo SA	14,666	407,586
Fibria Celulose SA	23,200	277,799
Gafisa SA	155,000	749,589
Hypermarcas SA	50,000	384,305
JBS SA*	380,000	1,136,925
Marfrig Alimentos SA	97,000	950,704
MMX Mineracao e Metalicos SA*	133,000	696,366
MRV Engenharia e Participacoes SA	268,000	1,987,297
PDG Realty SA Empreendimentos e Participacoes	236,000	1,247,832
Petroleo Brasileiro SA	160,000	2,687,558
Redecard SA	40,000	688,655
Rossi Residencial SA	85,000	638,521
Vale SA	93,000	3,009,150

(Cost $20,942,952)		19,540,760
China 12.6%
China Construction Bank Corp. "H"	15,810,000	12,727,326
China Petroleum & Chemical Corp. "H"	2,780,000	2,748,147
PetroChina Co., Ltd. "H"	6,000,000	8,528,967
Ping An Insurance (Group) Co. of China Ltd. "H"	1,144,000	11,178,583

(Cost $37,596,843)		35,183,023
Hong Kong 5.9%
Belle International Holdings Ltd.	191,809	421,160
CNOOC Ltd.	6,562,000	14,585,078
GCL-Poly Energy Holdings Ltd. (a)	1,100,000	624,789
Huabao International Holdings Ltd. (a)	860,000	728,463
Vitasoy International Holdings Ltd.	282,000	205,480

(Cost $16,395,930)		16,564,970
India 8.9%
Axis Bank Ltd.	439,000	13,284,481
Hero Honda Motors Ltd.	56,400	2,281,266
Hindalco Industries Ltd.	910,000	3,464,537
LIC Housing Finance Ltd.	560,000	2,683,811
Tata Motors Ltd.	148,000	3,181,249

(Cost $24,783,996)		24,895,344
Indonesia 0.5%
PT Indofood Sukses Makmur Tbk (Cost $1,323,454)	1,990,000	1,485,724
Korea 12.2%
Dongbu Insurance Co., Ltd.	57,000	2,824,122
Doosan Heavy Industries & Construction Co., Ltd.	10,600	678,947
Hankook Tire Co., Ltd.	7,600	309,013
Hyundai Mobis	2,000	719,742
LG Innotek Co., Ltd.	4,600	407,541
Samsung Card Co., Ltd.	237,000	13,481,270
Samsung Electronics Co., Ltd.	3,031	2,422,501
Samsung Securities Co., Ltd.	173,000	13,014,805

(Cost $31,697,328)		33,857,941
Malaysia 5.1%
Kuala Lumpur Kepong Bhd.	380,000	2,783,479
Sime Darby Bhd.	3,318,000	10,227,782
SP Setia Bhd.	970,000	1,274,370

(Cost $13,877,999)		14,285,631
Mexico 0.6%
Grupo Mexico SAB de CV “B”	241,000	889,072
Grupo Televisa SA (CPO)	156,000	693,788

(Cost $1,374,515)		1,582,860
Philippines 2.2%
Metropolitan Bank & Trust Co. (Cost $5,486,833)	3,380,000	6,169,866
Poland 3.7%
Powszechna Kasa Oszczednosci Bank Polski SA (Cost $10,976,743)	690,000	10,180,180
Russia 3.4%
Federal Hydrogenerating Co.	16,600,000	813,400
Gazprom OAO	127,000	904,875
Magnit OJSC (GDR) REG S	48,000	1,480,800
Mechel (ADR) (a)	101,000	2,512,880
Mobile TeleSystems (ADR) (a)	115,000	2,159,700
NovaTek OAO (GDR) REG S	10,000	1,558,000

(Cost $9,614,057)		9,429,655
South Africa 6.3%
African Rainbow Minerals Ltd.	237,000	6,677,681
Sanlam Ltd.	2,677,000	10,795,555

(Cost $17,382,954)		17,473,236
Taiwan 12.3%
Advanced Semiconductor Engineering, Inc.*	1,120,000	1,209,243
Chinatrust Financial Holding Co., Ltd.	3,030,000	2,731,787
Chungwha Telecom Co., Ltd.	3,080,000	10,680,894
Kinsus Interconnect Technology Corp.	580,000	2,393,175
Quanta Computer, Inc.*	165,000	406,220
Taishin Financial Holdings Co., Ltd.	6,708,900	3,582,598
Taiwan Semiconductor Manufacturing Co., Ltd.	5,275,000	13,169,631

(Cost $34,015,960)		34,173,548
Thailand 3.8%
Bangkok Bank Public Co., Ltd.	480,000	2,789,016
CP All PCL	1,950,000	3,236,379
PTT Exploration & Production Public Co., Ltd.	720,000	4,441,911

(Cost $9,896,424)		10,467,306
Turkey 2.4%
Tupras-Turkiye Petrol Rafinerileri AS	252,000	6,131,093
Turk Hava Yollari	257,000	479,677

(Cost $7,249,532)		6,610,770

Total Common Stocks (Cost $242,615,520)		241,900,814
Preferred Stocks 4.6%
Brazil
Gerdau SA	193,000	1,744,759
Lojas Americanas SA	141,000	1,286,488
Metalurgica Gerdau SA	102,000	1,166,767
Petroleo Brasileiro SA	223,000	3,379,115
Tele Norte Leste Participacoes SA	32,000	443,421
Ultrapar Participacoes SA	15,116	269,990
Usinas Siderurgicas de Minas Gerais SA “A”	91,000	654,254
Vale SA “A”	129,000	3,793,849

Total Preferred Stocks (Cost $13,106,775)		12,738,643
Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $5,151,365)	5,151,365	5,151,365
Cash Equivalents 3.1%
Central Cash Management Fund, 0.12% (b) (Cost $8,538,094)	8,538,094	8,538,094

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $269,411,754) †	96.4	268,328,916
Other Assets and Liabilities, Net	3.6	10,140,890

Net Assets	100.0	278,469,806

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $272,079,051.  At July 31, 2011, net unrealized depreciation  for all securities based on tax cost was $3,750,135.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,372,439 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,122,574.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2011 amounted to $5,002,972 which is 1.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CPO: Ordinary Participation Certificate
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Hang Seng Index	HKD	8/30/2011	170	24,348,035	(103,083)

Currency Abbreviation

HKD	Hong Kong Dollar

At July 31, 2011 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Financials	106,717,770	41.9%
Energy	45,234,734	17.8%
Materials	25,615,577	10.1%
Information Technology	21,729,341	8.5%
Industrials	17,101,259	6.7%
Telecommunication Services	13,284,015	5.2%
Consumer Staples	12,224,940	4.8%
Consumer Discretionary	10,782,554	4.2%
Utilities	1,949,267	0.8%
Total	254,639,457	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Brazil	$32,279,403	$—	$—	$32,279,403
China	—	35,183,023	—	35,183,023
Hong Kong	—	16,564,970	—	16,564,970
India	—	24,895,344	—	24,895,344
Indonesia	—	1,485,724	—	1,485,724
Korea	—	33,857,941	—	33,857,941
Malaysia	—	14,285,631	—	14,285,631
Mexico	1,582,860	—	—	1,582,860
Philippines	—	6,169,866	—	6,169,866
Poland	—	10,180,180	—	10,180,180
Russia	7,711,380	1,718,275	—	9,429,655
South Africa	—	17,473,236	—	17,473,236
Taiwan	—	34,173,548	—	34,173,548
Thailand	—	10,467,306	—	10,467,306
Turkey	—	6,610,770	—	6,610,770
Short-Term Investments(d)	13,689,459	—	—	13,689,459
Total	$55,263,102	$213,065,814	$—	$268,328,916
Assets
Derivatives(e)	$(103,083)	$—	$—	$(103,083)
Total	$(103,083)	$—	$—	$(103,083)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(103,083)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011